UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues		$ 4,256	$ 3,681	$ 8,474	$ 7,092
Direct operating costs		(3,280)	(2,712)	(6,509)	(5,218)
General and administrative expenses		(109)	(108)	(212)	(229)
Profit (loss) from operating activities		867	861	1,753	1,645
Interest expense		(567)	(469)	(1,135)	(878)
Share of earnings (loss) from investments in associates and joint ventures		273	(34)	376	20
Mark-to-market gains (losses)		87	165	(7)	133
Other income		295	56	200	91
Income before income tax		955	579	1,187	1,011
Income tax (expense) recovery
Current		(144)	(180)	(276)	(300)
Deferred		(38)	26	5	8
Net income		773	425	916	719
Attributable to:
Limited partners		186	70	161	76
General partner		67	60	132	120
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		77	29	66	32
BIPC exchangeable shares		45	17	39	18
Exchangeable units	[1]	3	0	3	0
Interest of others in operating subsidiaries		$ 395	$ 249	$ 515	$ 473
Basic and diluted income per limited partner unit:
Basic earnings (loss) per share (in dollars per share)		$ 0.38	$ 0.13	$ 0.31	$ 0.12
Diluted earnings (loss) per share (in dollars per share)		$ 0.38	$ 0.13	$ 0.31	$ 0.12

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.